Goodwill, Intangible Assets and Acquisitions - Allocation of Consideration (Details) - USD ($) $ in Thousands		3 Months Ended
	Oct. 01, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Business combination allocated based on fair value of the assets and the liabilities
Goodwill		$ 166,436	$ 169,280	$ 162,223	$ 120,151
Xi'an Yunrui Network Technology Co Ltd
Goodwill, Intangible Assets and Acquisitions
Equity interest acquired (in percent)		33.10%
Equity interest held		17.90%
Cash consideration		$ 30,400
Re - measurement gain		$ 3,900
Business Combination Achieved In Stages Preacquisition Equity Interest In Acquiree Remeasurement Gain Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag [true false]		false
Business combination allocated based on fair value of the assets and the liabilities
Consideration	$ 30,443
Fair value of previously held equity interest	13,545
Non-controlling interest	37,043
Cash and short-term investments acquired	4,864
Other assets acquired	1,483
Identifiable intangible assets acquired	31,205	$ 31,200
Goodwill	48,669
Liabilities assumed	(5,190)
Total	$ 81,031
Xi'an Yunrui Network Technology Co Ltd | Minimum
Goodwill, Intangible Assets and Acquisitions
Identifiable intangible assets acquired, estimated lives		5 years
Xi'an Yunrui Network Technology Co Ltd | Maximum
Goodwill, Intangible Assets and Acquisitions
Identifiable intangible assets acquired, estimated lives		10 years
Weibo Technology
Goodwill, Intangible Assets and Acquisitions
Total equity interest			100.00%
Weibo Technology | Xi'an Yunrui Network Technology Co Ltd
Goodwill, Intangible Assets and Acquisitions
Total equity interest	51.00%